Network Operations and Support Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Network Operations and Support Expenses

			Year ended December 31,
	Note		2017	2018	2019
			RMB	RMB	RMB
Operating and maintenance			55,360	64,056	65,087
Utility			12,522	13,477	13,818
Network resources usage and related fee	(i	)	26,926	29,434	20,976
Others			9,161	9,095	9,918

			103,969	116,062	109,799

Note:
(i)
Network resources usage and related fee for the year ended December 31, 2019 includes the variable lease payments and fee for non-lease
components in relation to telecommunications towers and related assets lease and fee in relation to the short-term leases and leases of low-value
assets, variable lease payments and fee for
non-lease
components in relation to the usage of network resources provided by third parties.